Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Commitment Under Non-Cancelable Agreements

As of December 31, 2016, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
RMB
2017	50,992
2018	39,444
2019	36,195
2020	26,506
2021 and thereafter	14,357

Total	167,494

Capital commitments for the logistic warehouse construction
Future Minimum Commitment Under Non-Cancelable Agreements	As of December 31, 2016, Capital commitments for the logistic warehouse construction under non-cancellable agreements were as follows:
Construction in progress
RMB
2017	81,230